Income Taxes - Summary of Major Components of Income Tax Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	$ 9,569	$ 7,604	$ 5,658
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	394	(44)	860
Utilization (benefit) of tax losses recognized	1,805	1,221	29
Total deferred tax income expense	2,199	1,177	889
Total income tax expense in consolidated net income	11,768	8,781	6,547
Mexico
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	6,918	5,474	3,522
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	(1)	(322)	197
Utilization (benefit) of tax losses recognized	1,019	238	(4)
Total deferred tax income expense	1,018	(84)	193
Total income tax expense in consolidated net income	7,936	5,390	3,715
Foreign
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	2,651	2,130	2,136
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	395	278	663
Utilization (benefit) of tax losses recognized	786	983	33
Total deferred tax income expense	1,181	1,261	696
Total income tax expense in consolidated net income	$ 3,832	$ 3,391	$ 2,832